Voyage and Vessel operating expenses - Vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Voyage And Vessel Operating Expenses
Crew wages and related costs	$ 151,309	$ 155,461	$ 124,769
Insurances	18,765	20,109	18,601
Maintenance, repairs, spares and stores	63,764	66,676	53,378
lubricants	16,258	16,313	15,091
Tonnage taxes (Note 15)	4,723	4,367	4,299
Pre-delivery and Pre-joining expenses	6,445	4,491	360
Miscellaneous	7,899	7,574	4,829
Total vessel operating expenses	$ 269,163	$ 274,991	$ 221,327